Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

Note P: Supplemental Cash Flow Information

The components of the change in other assets and liabilities, net, are as follows:

years ended December 31

(add 000)	2016	2015	2014
Other current and noncurrent assets	$9,171	$(3,631)	$8,066
Accrued salaries, benefits and payroll taxes	16,942	(4,854)	11,845
Accrued insurance and other taxes	(2,688)	4,425	(17,641)
Accrued income taxes	(12,523)	(4,364)	27,680
Accrued pension, postretirement and postemployment benefits	(15,955)	(18,153)	1,150
Other current and noncurrent liabilities	(6,053)	(3,014)	(10,681)
Change in other assets and liabilities, net	$(11,106)	$(29,591)	$20,419

The changes in accrued salaries, benefits and payroll taxes reflect an increase in accrued incentive compensation in 2016, TXI-related severance payments of $9,682,000 in 2015 and TXI-related severance accrual of $11,444,000 in 2014.  The changes in accrued income taxes reflects the utilization of deferred tax assets related to the AMT credit carryforward in 2016 and NOL carryforwards in 2016 and 2015.  Additionally, in 2015, the Corporation received the federal tax refunds attributable to the settlement of the U.S. Advanced Pricing Agreement. The change in accrued pension, postretirement and postemployment benefits in 2015 was attributable to higher pension plan funding, which increased $28,270,000.

Noncash investing and financing activities are as follows:

years ended December 31

(add 000)	2016	2015	2014
Noncash investing and financing activities:
Accrued liabilities for purchases of property, plant and equipment	$38,566	$22,285	$31,172
Acquisition of assets through capital lease	$1,399	$1,445	$7,788
Acquisition of assets through asset exchange	$—	$5,000	$2,091
Seller financing of land purchase	$—	$—	$1,500
Acquisition of TXI net assets assumed through issuances of common stock and options	$—	$—	$2,691,986

Supplemental disclosures of cash flow information are as follows:

years ended December 31

(add 000)	2016	2015	2014
Cash paid for interest	$73,664	$71,011	$81,304
Cash paid for income taxes	$124,342	$46,774	$15,955